SCHEDULE OF KEY MANAGEMENT COMPENSATION (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Related Party Transactions
Management fees	$ 802,074	$ 498,974
Corporate and administration expenses	59,182	45,731
Total	$ 861,256	$ 544,705